UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22668

 NAME OF REGISTRANT:                     ETF Series Solutions



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Paul R. Fearday
                                         ETF Series Solutions
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-5346

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               10/26/2016 - 06/30/2017


Premise Capital Frontier Advantage Diversified Tactical ETF
--------------------------------------------------------------------------------------------------------------------------
 ISHARES                                                                                     Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  46434G103
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  IEMG
            ISIN:  US46434G1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          No vote
       RICHARD L. FAGNANI                                        Mgmt          No vote
       DREW E. LAWTON                                            Mgmt          No vote
       MADHAV V. RAJAN                                           Mgmt          No vote
       MARK WIEDMAN                                              Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ISHARES MORNINGSTAR FUND                                                                    Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  464288513
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  HYG
            ISIN:  US4642885135
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          No vote
       RICHARD L. FAGNANI                                        Mgmt          No vote
       DREW E. LAWTON                                            Mgmt          No vote
       MADHAV V. RAJAN                                           Mgmt          No vote
       MARK WIEDMAN                                              Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  464287804
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  IJR
            ISIN:  US4642878049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          No vote
       RICHARD L. FAGNANI                                        Mgmt          No vote
       DREW E. LAWTON                                            Mgmt          No vote
       MADHAV V. RAJAN                                           Mgmt          No vote
       MARK WIEDMAN                                              Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  464287564
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  ICF
            ISIN:  US4642875649
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          No vote
       RICHARD L. FAGNANI                                        Mgmt          No vote
       DREW E. LAWTON                                            Mgmt          No vote
       MADHAV V. RAJAN                                           Mgmt          No vote
       MARK WIEDMAN                                              Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  464287176
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  TIP
            ISIN:  US4642871762
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          No vote
       RICHARD L. FAGNANI                                        Mgmt          No vote
       DREW E. LAWTON                                            Mgmt          No vote
       MADHAV V. RAJAN                                           Mgmt          No vote
       MARK WIEDMAN                                              Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  464287226
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  AGG
            ISIN:  US4642872265
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          No vote
       RICHARD L. FAGNANI                                        Mgmt          No vote
       DREW E. LAWTON                                            Mgmt          No vote
       MADHAV V. RAJAN                                           Mgmt          No vote
       MARK WIEDMAN                                              Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  464287465
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  EFA
            ISIN:  US4642874659
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          No vote
       RICHARD L. FAGNANI                                        Mgmt          No vote
       DREW E. LAWTON                                            Mgmt          No vote
       MADHAV V. RAJAN                                           Mgmt          No vote
       MARK WIEDMAN                                              Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  464287457
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  SHY
            ISIN:  US4642874576
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          No vote
       RICHARD L. FAGNANI                                        Mgmt          No vote
       DREW E. LAWTON                                            Mgmt          No vote
       MADHAV V. RAJAN                                           Mgmt          No vote
       MARK WIEDMAN                                              Mgmt          No vote



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         ETF Series Solutions
By (Signature)       /s/ Paul R. Fearday
Name                 Paul R. Fearday
Title                President
Date                 8/21/2017